UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06495
                                                    -------------

       FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     301 East Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
            -------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                     301 East Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
               -------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           ---------------

                      Date of fiscal year end: NOVEMBER 30
                                               ------------

             Date of reporting period: JULY 1, 2004 - JUNE 30, 2005
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                     811 - 06495

Exact name of registrant as specified in charter:       Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated

Address of principal executive offices                  301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101

Name and address of agent for service:                  Donald F. Crumrine, Flaherty & Crumrine Incorporated, 301 E. Colorado
                                                        Boulevard, Suite 720, Pasadena, California 91101

Registrant's telephone number, including area code:     626 - 795 - 7300

Date of fiscal year end:                                November 30, 2005

Date of reporting period:                               Twelve Months ended June 30, 2005

ITEM 1. PROXY VOTING RECORD

-------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                            EXCHANGE TICKER SYMBOL            CUSIP         SHAREHOLDER MEETING DATE
-------------------------------------------------------------------------------------------------------------------------
Duke Energy                                             DUK                   264399106               12-May-05
-------------------------------------------------------------------------------------------------------------------------

                                                                         VOTE FOR OR AGAINST    VOTE FOR OR AGAINST
MATTER VOTED                                  PROPOSED BY    VOTE CAST        PROPOSAL               MANAGEMENT

Approve directors                                Issuer         Yes              For                     For

Amendments to eliminate board classification     Issuer         Yes              For                     For

Ratify auditors                                  Issuer         Yes              For                     For


-------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                            EXCHANGE TICKER SYMBOL            CUSIP         SHAREHOLDER MEETING DATE
-------------------------------------------------------------------------------------------------------------------------
FPL Group Inc                                           FPL                    302571104              20-May-05
-------------------------------------------------------------------------------------------------------------------------

                                                                         VOTE FOR OR AGAINST    VOTE FOR OR AGAINST
MATTER VOTED                                  PROPOSED BY    VOTE CAST        PROPOSAL               MANAGEMENT

Approve directors                                Issuer         Yes              For                     For

Ratify auditors                                  Issuer         Yes              For                     For


FRIDAY, JULY 29, 2005                                                PAGE 1 OF 4

-------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                            EXCHANGE TICKER SYMBOL            CUSIP         SHAREHOLDER MEETING DATE
-------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp                              NYB                   649445103               01-Jun-05
-------------------------------------------------------------------------------------------------------------------------

                                                                         VOTE FOR OR AGAINST    VOTE FOR OR AGAINST
MATTER VOTED                                  PROPOSED BY    VOTE CAST        PROPOSAL               MANAGEMENT

Approve directors                                Issuer         Yes              For                     For

Ratify auditors                                  Issuer         Yes              For                     For


-------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                            EXCHANGE TICKER SYMBOL            CUSIP         SHAREHOLDER MEETING DATE
-------------------------------------------------------------------------------------------------------------------------
Southern Caifornia Edison                              SCEDM                  842400202               19-May-05
-------------------------------------------------------------------------------------------------------------------------

                                                                         VOTE FOR OR AGAINST    VOTE FOR OR AGAINST
MATTER VOTED                                  PROPOSED BY    VOTE CAST        PROPOSAL               MANAGEMENT

Approve directors                                Issuer        No (1)            NA                       NA


-------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                            EXCHANGE TICKER SYMBOL            CUSIP         SHAREHOLDER MEETING DATE
-------------------------------------------------------------------------------------------------------------------------
Wisconsin Power & Light                                 WPL                   976826875                25-May-05
-------------------------------------------------------------------------------------------------------------------------

                                                                         VOTE FOR OR AGAINST    VOTE FOR OR AGAINST
MATTER VOTED                                  PROPOSED BY    VOTE CAST        PROPOSAL               MANAGEMENT

Approve directors                                Issuer       No (1)             NA                       NA


FRIDAY, JULY 29, 2005                                                PAGE 2 OF 4

-------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                            EXCHANGE TICKER SYMBOL            CUSIP         SHAREHOLDER MEETING DATE
-------------------------------------------------------------------------------------------------------------------------
Xcel Energy Inc.                                        XEL                   98389B704                25-May-05
-------------------------------------------------------------------------------------------------------------------------

                                                                         VOTE FOR OR AGAINST    VOTE FOR OR AGAINST
MATTER VOTED                                  PROPOSED BY    VOTE CAST        PROPOSAL               MANAGEMENT

Approve directors                                Issuer         Yes              For                     For

Omnibus incentive plan                           Issuer         Yes              For                     For

Executive annual incentive plan                  Issuer         Yes              For                     For

Ratify auditors                                  Issuer         Yes              For                     For


-------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                            EXCHANGE TICKER SYMBOL            CUSIP         SHAREHOLDER MEETING DATE
-------------------------------------------------------------------------------------------------------------------------
Xcel Energy Inc.                                        XEL                   98389B605                25-May-05
-------------------------------------------------------------------------------------------------------------------------

                                                                         VOTE FOR OR AGAINST    VOTE FOR OR AGAINST
MATTER VOTED                                  PROPOSED BY    VOTE CAST        PROPOSAL               MANAGEMENT

Approve directors                                Issuer         Yes              For                      For

Omnibus incentive plan                           Issuer         Yes              For                      For

Executive annual incentive plan                  Issuer         Yes              For                      For

Ratify auditors                                  Issuer         Yes              For                      For


-------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                            EXCHANGE TICKER SYMBOL            CUSIP         SHAREHOLDER MEETING DATE
-------------------------------------------------------------------------------------------------------------------------
Xcel Energy Inc.                                        XEL                   98389B407                25-May-05
-------------------------------------------------------------------------------------------------------------------------

                                                                         VOTE FOR OR AGAINST    VOTE FOR OR AGAINST
MATTER VOTED                                  PROPOSED BY    VOTE CAST        PROPOSAL               MANAGEMENT

Approve directors                                Issuer         Yes              For                     For

Omnibus incentive plan                           Issuer         Yes              For                     For

Executive annual incentive plan                  Issuer         Yes              For                     For

Ratify auditors                                  Issuer         Yes              For                     For


FRIDAY, JULY 29, 2005                                                PAGE 3 OF 4

-------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                            EXCHANGE TICKER SYMBOL            CUSIP         SHAREHOLDER MEETING DATE
-------------------------------------------------------------------------------------------------------------------------
Xcel Energy Inc.                                        XEL                   98389B308                25-May-05
-------------------------------------------------------------------------------------------------------------------------

                                                                         VOTE FOR OR AGAINST    VOTE FOR OR AGAINST
MATTER VOTED                                  PROPOSED BY    VOTE CAST        PROPOSAL               MANAGEMENT

Approve directors                                Issuer         Yes              For                     For

Omnibus incentive plan                           Issuer         Yes              For                     For

Executive annual incentive plan                  Issuer         Yes              For                     For

Ratify auditors                                  Issuer         Yes              For                     For


-------------------------------------------------------------------------------------------------------------------------
NAME OF THE ISSUER                            EXCHANGE TICKER SYMBOL            CUSIP         SHAREHOLDER MEETING DATE
-------------------------------------------------------------------------------------------------------------------------
Xcel Energy Inc.                                        XEL                   98389B506                25-May-05
-------------------------------------------------------------------------------------------------------------------------

                                                                         VOTE FOR OR AGAINST    VOTE FOR OR AGAINST
MATTER VOTED                                  PROPOSED BY    VOTE CAST        PROPOSAL               MANAGEMENT

Approve directors                                Issuer         Yes              For                     For

Omnibus incentive plan                           Issuer         Yes              For                     For

Executive annual incentive plan                  Issuer         Yes              For                     For

Ratify auditors                                  Issuer         Yes              For                     For

Notes: (1) Pursuant to its proxy voting policies, the registrant did not cast a vote since the securities in question were preferred or preference stocks of a company the common stock of which was controlled by the parent company and consequently, the election outcome was not in doubt.


FRIDAY, JULY 29, 2005                                                PAGE 4 OF 4

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED
          -------------------------------------------------------------------

By (Signature and Title)* /S/ DONALD F. CRUMRINE
                         -------------------------------------------------------
                         Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                         (PrincipalExecutive Officer)

Date    7/22/05
    ----------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.